OTHER INTANGIBLE ASSETS, NET (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2015	$ 2,074
2016	1,753
2017	1,635
2018	1,267
2019	623
2020 and thereafter	1,028
Other Intangible Assets Amortization Expense	$ 8,380	$ 10,310